SCHEDULE OF COST OF SALES (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Cost of sales	$ 295,589	$ 2,905,424	$ 2,281,751
Amortization [member]
IfrsStatementLineItems [Line Items]
Cost of sales	137,648	446,474	417,720
Hosting and software [member]
IfrsStatementLineItems [Line Items]
Cost of sales	69,860	102,942	80,538
Reagents [member]
IfrsStatementLineItems [Line Items]
Cost of sales	44,852	1,787,574	1,326,903
Shipping [member]
IfrsStatementLineItems [Line Items]
Cost of sales	14,975	71,322	49,790
Quality control [member]
IfrsStatementLineItems [Line Items]
Cost of sales	12,780	320,477	232,820
Other services [member]
IfrsStatementLineItems [Line Items]
Cost of sales	$ 15,474	$ 176,635	$ 173,980